Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 3,475,410	$ 5,872,627	$ 2,100,543
Accounts receivable	194,948	132,230	96,539
Prepaid offering costs	45,000		800,000
Other current assets	259,566	357,751	190,071
Refundable capital contribution	2,660,000
Total current assets	6,871,714	6,362,608	3,187,153
Property and equipment, net	3,143	5,055	7,604
Intangible assets, net	86,745	86,745	73,831
Right-of-use lease asset	645,099	1,048,354	1,572,489
Investment in joint venture	400,000	100,000	100,000
Deposit on aircraft	4,050,000	2,400,000
Deposits and other assets	835,561	794,561	798,111
Total assets	12,892,262	10,797,323	5,739,188
Current liabilities:
Accounts payable	903,413	280,450	1,656,965
Accrued liabilities	1,688,172	1,663,338	2,417,115
Deferred revenue	443,015	1,319,746	1,779,794
Operating lease liability	537,491	525,547	510,034
Total current liabilities	3,572,091	3,789,081	6,951,897
Lease liability, net of current portion	91,158	495,782	1,021,330
Redeemable preferred stock			1,702,000
Total liabilities	3,663,249	4,284,863	9,675,227
Commitments and contingencies (Notes 2, 5, and 11)
Stockholders’ Equity (Deficit)
Preferred Stock, value
Common stock, 200,000,000 shares authorized, par value $0.0001, 1,629,861 and 43,353 issued and outstanding	350	162	4
Subscription receivable	(6,724)	(6,724)	(6,724)
Additional paid-in capital	69,302,341	59,065,100	35,343,069
Accumulated deficit	(60,066,954)	(52,546,078)	(39,272,388)
Total stockholders’ equity (deficit)	9,229,013	6,512,460	(3,936,039)
Total liabilities and stockholders’ equity (deficit)	12,892,262	10,797,323	5,739,188
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock, value
Related Party [Member]
Current assets:
Note receivable - related party	$ 236,790
Current liabilities:
Notes payable, net			266,146
Nonrelated Party [Member]
Current liabilities:
Notes payable, net			$ 321,843